CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and Cash Equivalents	$ 16,718,565	$ 13,843,622
Accounts Receivable, Net	1,240,142	10,802,582
Markers Receivable	240,131,089	120,140,393
Prepaid Expenses and Other Assets	292,559	152,869
Total Current Assets	258,382,355	144,939,466
Intangible Assets (net of accumulated amortization of $5,902,419 and $842,712 at December 31, 2011 and 2010, respectively)	54,983,937	60,110,307
Goodwill	14,992,009	15,008,424
Property and Equipment (net of accumulated depreciation of $1,101 and $0 at December 31, 2011 and 2010, respectively)	26,855	0
Other Assets	22,158	0
TOTAL ASSETS	328,407,314	220,058,197
LIABILITIES AND SHAREHOLDERS' EQUITY
Lines of Credit Payable	46,270,563	11,840,640
Accrued Expenses	16,157,439	10,815,135
Payable-King's Gaming Acquisition, current portion	12,057,600	12,835,395
Loan Payable, Shareholders, current	2,641,619	61,066,220
Total Current Liabilities	77,127,221	96,557,390
Loan Payable, Shareholders	60,000,000	0
Long-term Payable-King's Gaming Acquisition, net of current portion	32,492,985	38,022,169
Total Liabilities	169,620,206	134,579,559
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred Shares, $0.0001 par value Authorized 1,150,000 shares; none issued	0	0
Ordinary Shares, $0.0001 par value Authorized 200,000,000 shares; issued and outstanding 38,804,064 at December 31, 2011 and 22,544,064 at December 31, 2010	3,881	2,255
Additional Paid-in Capital	52,581,098	52,581,098
Retained Earnings	106,308,297	32,936,819
Accumulated Comprehensive Loss	(106,168)	(41,534)
Total Shareholders' Equity	158,787,108	85,478,638
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 328,407,314	$ 220,058,197